Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (38,819,463)	$ (35,453,632)	$ (69,590,462)	$ (65,088,786)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization expense	330,064	197,908	557,982	292,266
Loss (gain) on digital assets – rewards treasury	2,808,843	(1,324,091)	394,271	(5,633,042)
Loss (gain) on digital assets – investment treasury	28,524,298	(20,965,072)	9,238,234	(29,247,576)
(Gain) loss on customer rewards liability	(2,253,069)	970,648	(798,493)	5,219,775
Change in fair value of convertible note	(13,200,089)	11,843,751	928,056
Convertible note issuance costs and fees		9,569,109	9,569,109
Loss on extinguishment of debt	4,005,132	9,612,199	9,612,199
Amortization of debt issuance costs	6,638	112,187	236,305
Amortization of debt discount and premium	179,929	953,404	480,357	187,368
Change in fair value of SAFEs		6,503,113	7,197,168	88,372,854
Share-based compensation expense	3,353,459	6,895,480	9,969,112
Other non-cash adjustments	(551,717)
Increase (decrease) in cash resulting from changes in:
Accounts receivable, net	113,200	(246,105)	(276,546)	173,448
Credit card receivable, net	(2,753,588)
Inventories	(369,263)	(67,489)	(215,232)	(133,619)
Prepaid expenses and other current assets	270,655	(603,030)	656,823	(176,949)
Accounts payable	(6,233)	195,286	(408,763)	753,335
Accrued expenses and other current liabilities	1,017,227	1,376,866	3,764,649	137,482
Accrued legal settlement	1,374,828
Customer rewards liability	753,528	1,318,429	2,385,070	1,965,037
Deferred revenue	(138,104)	(133,156)	(509,214)	(136,544)
Other non-current liabilities	(689,680)	293,114	689,680
Net cash used in operating activities	(16,043,405)	(8,951,081)	(16,119,695)	(3,314,951)
Cash flows from investing activities
Purchases of digital assets	(1,748,759)	(2,374,030)	(8,015,269)	(1,880,563)
Proceeds from sales of digital assets	59,120,684			104,868
Payments for capitalized software development costs	(740,184)	(434,820)	(951,669)	(738,565)
Net cash provided by (used in) investing activities	56,631,741	(2,808,850)	(8,966,938)	(2,514,260)
Cash flows from financing activities
Proceeds from issuance of convertible note and warrants, net				18,925,000
Proceeds from issuance of note	13,000,000
Repayment of convertible note	(25,166,667)
Proceeds from recapitalization		804,624	804,600
Payments of deferred IPO costs		(652,013)	(652,013)
Proceeds received from SAFE financings				8,000,000
Payment of debt issuance costs		(113,320)	(113,320)	(2,610,099)
Proceeds from issuance of common stock	3,262,213		4,369,210	(1,646,875)
Proceeds from credit facility	10,000,000		10,000,000
Repayment of credit facility	(20,000,000)
Common stock withheld for employee tax obligations	(949,300)
Net cash provided by (used in) financing activities	(19,853,754)	39,291	14,408,477	22,668,026
Net increase (decrease) in cash and cash equivalents	20,734,582	(11,720,640)	(10,678,156)	16,838,815
Cash and cash equivalents, beginning of period	7,652,203	18,330,359	18,330,359	1,491,544
Cash and cash equivalents, end of period	28,386,785	6,609,719	7,652,203	18,330,359
Non-cash investing and financing activities
Proceeds from SAFE financings received in digital assets				64,106,134
Deferred IPO costs included in accounts payable				174,794
Non-cash payment of interest with common stock	613,334	646,667	1,860,011
Distributions of digital assets to fulfill customer reward redemptions	869,038	1,489,430	3,283,359	3,948,545
Distributions of digital assets to satisfy other current obligations	1,089,777	46,955	671,621	91,566
Non-cash payment for intellectual property acquisition with common stock	182,379
Non-cash repayment of convertible note via transfer of digital assets – related party	34,007,466
Recapitalization		173,019,904	173,019,904
Proceeds from convertible debt received in digital assets – related party		43,965,525	43,965,525
Change in fair value of Series C Warrants included in loss on extinguishment		498,771	498,771
Non-cash issuance of placement shares			353,250
Non-cash amortization of deferred issuance costs	167,539		53,941
Non-cash allocation of convertible note proceeds to embedded derivative	63,418
Non-cash allocation of note proceeds to commitment shares	785,200
Distributions of digital assets for prepaid interest – related party		2,313,975	2,313,975
Supplemental disclosure of cash flow information
Cash paid during the period for interest expense	$ 3,408,749		51,181
Cash paid during the period for income taxes			$ 6,139	$ 3,110